Investment Securities - Available for Sale and Held to Maturity Investment (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Schedule Of Available For Sale Securities And Held To Maturity [Line Items]
Amortized Cost, Available for sale	$ 285,838	$ 394,733
Gross Unrealized Gains, Available for sale	1,082	4,937
Gross Unrealized Losses, Available for sale	(4,045)	(5,170)
Estimated Fair Value, Available for sale	282,875	394,500
Amortized Cost, Held to maturity	250	489
Gross Unrealized Gains, Held to maturity		12
Estimated Fair Value, Held to maturity	250	501
Amortized Cost	286,088	395,222
Gross Unrealized Gains	1,082	4,949
Gross Unrealized Losses	(4,045)	(5,170)
Estimated Fair Value	283,125	395,001
Other Mortgage-Backed Securities [Member]
Schedule Of Available For Sale Securities And Held To Maturity [Line Items]
Amortized Cost, Available for sale	183	265
Gross Unrealized Losses, Available for sale	(1)
Estimated Fair Value, Available for sale	182	265
U.S. Treasury Securities [Member]
Schedule Of Available For Sale Securities And Held To Maturity [Line Items]
Amortized Cost, Available for sale	2,494	2,499
Gross Unrealized Gains, Available for sale		4
Gross Unrealized Losses, Available for sale	(10)
Estimated Fair Value, Available for sale	2,484	2,503
U.S. Government Agency Securities [Member]
Schedule Of Available For Sale Securities And Held To Maturity [Line Items]
Amortized Cost, Available for sale	4,976	4,973
Gross Unrealized Losses, Available for sale	(74)	(187)
Estimated Fair Value, Available for sale	4,902	4,786
U.S. Government Agency Mortgage-Backed Securities [Member]
Schedule Of Available For Sale Securities And Held To Maturity [Line Items]
Amortized Cost, Available for sale	205,586	263,215
Gross Unrealized Gains, Available for sale	1,082	2,992
Gross Unrealized Losses, Available for sale	(1,156)	(1,051)
Estimated Fair Value, Available for sale	205,512	265,156
Amortized Cost, Held to maturity		239
Gross Unrealized Gains, Held to maturity		12
Estimated Fair Value, Held to maturity		251
State and Municipal Securities [Member]
Schedule Of Available For Sale Securities And Held To Maturity [Line Items]
Amortized Cost, Available for sale		28,981
Gross Unrealized Gains, Available for sale		1,941
Estimated Fair Value, Available for sale		30,922
Trust Preferred Securities [Member]
Schedule Of Available For Sale Securities And Held To Maturity [Line Items]
Amortized Cost, Available for sale	12,018	12,014
Gross Unrealized Losses, Available for sale	(1,844)	(2,604)
Estimated Fair Value, Available for sale	10,174	9,410
Estimated Fair Value	7,100
Collateralized Loan Obligations [Member]
Schedule Of Available For Sale Securities And Held To Maturity [Line Items]
Amortized Cost, Available for sale	59,956	69,931
Gross Unrealized Losses, Available for sale	(960)	(1,328)
Estimated Fair Value, Available for sale	58,996	68,603
Other Securities [Member]
Schedule Of Available For Sale Securities And Held To Maturity [Line Items]
Amortized Cost, Available for sale	625	12,855
Estimated Fair Value, Available for sale	625	12,855
Amortized Cost, Held to maturity	250	250
Estimated Fair Value, Held to maturity	$ 250	$ 250